ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Accounts receivable	¥ 73,204	¥ 46,898
Allowance for doubtful accounts	(23,987)	(17,218)	¥ (4,842)	¥ 0
Accounts receivable, net of allowance for doubtful accounts	¥ 49,217	¥ 29,680